Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies
25	Commitments and contingencies

(a)	Operating lease commitments

For the years ended March 31, 2010, 2011 and 2012, total rental expenses for obligations under operating leases were RMB5,832, RMB5,594 and RMB7,205 (US$1,144), respectively.

As of March 31, 2012, the total future minimum payments under non-cancellable operating leases are as follows:

	March 31, 2012
	RMB	US$

Fiscal years ending March 31,
2013	6,714	1,066
2014	6,370	1,012
2015	5,232	831
2016	3,757	597
2017	3,730	592
2018 and thereafter	42,791	6,795
Total payments	68,594	10,893

(b)	Contractual commitments

The Group entered into an agreement with an institution for the research and development of medicines for treatments which make use of cord blood stem cells. Commitments as of March 31, 2012 under this agreement amount to RMB2,000 (US$318) (2011: RMB2,000).

In June 2006, the Group entered into a co-operation agreement with the Peking University People’s Hospital (“PUPH”). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank, in return for a fixed annual advisory fee of RMB2,000 (US$318). The agreement has a term of twenty years commencing in October 2006.

In November 2009, Guangzhou Nuoya entered into a co-operation agreement with the Guangdong Women and Babies Medical Center (“GWBM”). Pursuant to the agreement, GWBM provides technical consultancy services to the Group in return for an annual advisory fee of RMB2,000 (US$318). The agreement has a term of twenty years commencing in November 2009.

In December 2010, Zhejiang Lukou entered into a co-operation agreement with the Zhejiang Provincial Blood Center ("ZPBC"). Pursuant to the agreement, ZPBC provides technical consultancy services to the Group in return for an annual advisory fee of RMB2,000 (US$318). The agreement has a term of three years commencing in February 2011.

As of March 31, 2012, the total future minimum payments under the co-operation agreements are as follows:

	March 31, 2012
	RMB	US$

Fiscal years ending March 31,
2013	6,000	953
2014	5,770	916
2015	4,000	635
2016	4,000	635
2017	4,000	635
2018 and thereafter	44,167	7,013
Total payments	67,937	10,787